Fair Value [Text Block]	6 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value [Text Block]

17.    FAIR VALUE

For a discussion and explanation of the MUFG Group’s valuation methodologies for assets and liabilities measured at fair value and the fair value hierarchy, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017. During the six months ended September 30, 2017, there were no changes to the MUFG Group’s valuation methodologies that had a material impact on the MUFG Group’s financial position and results of operations.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2017 and September 30, 2017:

	At March 31, 2017
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥10,646,728	¥11,027,560	¥799,493	¥22,473,781
Debt securities
Japanese national government and Japanese government agency bonds	1,794,233	390,147	—	2,184,380
Japanese prefectural and municipal bonds	—	136,226	—	136,226
Foreign governments and official institutions bonds	7,764,734	466,151	1,836	8,232,721
Corporate bonds	—	3,305,520	25,521	3,331,041
Residential mortgage-backed securities	—	4,816,323	47,914	4,864,237
Asset-backed securities	—	280,502	654,814	935,316
Other debt securities	—	5,155	35,552	40,707
Commercial paper	—	1,084,421	—	1,084,421
Equity securities(2)	1,087,761	543,115	33,856	1,664,732
Trading derivative assets	112,687	18,619,331	101,100	18,833,118
Interest rate contracts	27,321	14,174,526	38,188	14,240,035
Foreign exchange contracts	9,661	4,270,548	20,455	4,300,664
Equity contracts	75,545	88,154	24,707	188,406
Commodity contracts	160	18,740	17,745	36,645
Credit derivatives	—	67,363	5	67,368
Investment securities:
Available-for-sale securities	30,214,302	8,538,271	337,526	39,090,099
Debt securities
Japanese national government and Japanese government agency bonds	23,053,677	2,772,611	—	25,826,288
Japanese prefectural and municipal bonds	—	1,015,489	—	1,015,489
Foreign governments and official institutions bonds	1,360,060	769,770	20,099	2,149,929
Corporate bonds	—	1,104,800	36,932	1,141,732
Residential mortgage-backed securities	—	1,188,903	15	1,188,918
Commercial mortgage-backed securities	—	77,297	2,971	80,268
Asset-backed securities	—	1,261,353	116,919	1,378,272
Other debt securities	—	10,199	160,590	170,789
Marketable equity securities	5,800,565	337,849	—	6,138,414
Other investment securities	—	—	26,292	26,292
Others(3)(4)	453,214	37,942	3,850	495,006

Total	¥41,426,931	¥38,223,104	¥1,268,261	¥80,918,296

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥128,292	¥1,392	¥—	¥129,684
Trading derivative liabilities	135,342	18,461,252	63,855	18,660,449
Interest rate contracts	45,539	14,249,439	9,637	14,304,615
Foreign exchange contracts	5,219	4,072,787	5,597	4,083,603
Equity contracts	84,514	66,482	31,019	182,015
Commodity contracts	70	14,730	17,375	32,175
Credit derivatives	—	57,814	227	58,041
Obligation to return securities received as collateral	3,423,936	92,296	—	3,516,232
Others(5)	—	376,724	28,432	405,156

Total	¥3,687,570	¥18,931,664	¥92,287	¥22,711,521

	At September 30, 2017
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,437,573	¥11,698,694	¥981,130	¥25,117,397
Debt securities
Japanese national government and Japanese government agency bonds	1,681,251	470,475	1,075	2,152,801
Japanese prefectural and municipal bonds	—	104,280	—	104,280
Foreign governments and official institutions bonds	9,292,742	468,019	900	9,761,661
Corporate bonds	—	3,274,382	33,551	3,307,933
Residential mortgage-backed securities	—	5,282,911	46,214	5,329,125
Asset-backed securities	—	399,664	826,699	1,226,363
Other debt securities	—	—	35,630	35,630
Commercial paper	—	1,093,750	—	1,093,750
Equity securities(2)	1,463,580	605,213	37,061	2,105,854
Trading derivative assets	93,551	16,065,597	96,258	16,255,406
Interest rate contracts	9,912	12,165,012	34,608	12,209,532
Foreign exchange contracts	1,813	3,723,066	16,944	3,741,823
Equity contracts	81,788	98,783	26,027	206,598
Commodity contracts	38	12,084	18,679	30,801
Credit derivatives	—	66,652	—	66,652
Investment securities:
Available-for-sale securities	27,150,763	9,356,429	320,338	36,827,530
Debt securities
Japanese national government and Japanese government agency bonds	19,530,854	2,977,769	—	22,508,623
Japanese prefectural and municipal bonds	—	1,250,611	—	1,250,611
Foreign governments and official institutions bonds	1,562,500	719,042	20,109	2,301,651
Corporate bonds	—	1,106,288	6,778	1,113,066
Residential mortgage-backed securities	—	1,460,064	15	1,460,079
Commercial mortgage-backed securities	—	79,986	2,884	82,870
Asset-backed securities	—	1,368,242	137,411	1,505,653
Other debt securities	—	9,945	153,141	163,086
Marketable equity securities	6,057,409	384,482	—	6,441,891
Other investment securities	—	—	25,564	25,564
Others(3)(4)	791,644	46,059	6,728	844,431

Total	¥40,473,531	¥37,166,779	¥1,430,018	¥79,070,328

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥71,580	¥1,166	¥—	¥72,746
Trading derivative liabilities	160,783	16,118,563	66,692	16,346,038
Interest rate contracts	19,542	12,210,073	15,681	12,245,296
Foreign exchange contracts	1,265	3,745,399	5,553	3,752,217
Equity contracts	139,975	86,514	26,888	253,377
Commodity contracts	1	9,268	18,356	27,625
Credit derivatives	—	67,309	214	67,523
Obligation to return securities received as collateral	2,593,258	106,654	—	2,699,912
Others(5)	—	480,968	31,615	512,583

Total	¥2,825,621	¥16,707,351	¥98,307	¥19,631,279

Notes:	(1)	Includes securities measured under the fair value option.
	(2)	Excludes certain investments valued at net asset value of private equity funds, whose fair values at March 31, 2017 were ¥13,150 million, and those at September 30, 2017 were ¥17,308 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2017 were ¥27,735 million, and those at September 30, 2017 were ¥44,670 million, respectively. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.
	(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
	(4)	Excludes certain investments valued at net asset value of real estate funds and private equity funds, whose fair values at March 31, 2017 were ¥41 million, and ¥119 million, respectively, and those at September 30, 2017 were nil, and ¥149 million, respectively. For the nature and details of real estate funds and private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.
	(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the six months ended September 30, 2016 and 2017, the transfers between Level 1 and Level 2 were as follows:

	Six months ended September 30,
	2016		2017
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Investment securities:
Available-for-sale securities
Marketable equity securities	¥20,689	¥4,578	¥1,981	¥3,839

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

In general, the transfers from Level 1 into Level 2 comprised of securities whose fair values were measured at quoted prices in active markets at the beginning of the period but such quoted prices were no longer available at the end of the period. The transfers from Level 2 into Level 1 comprised of securities for which quoted prices in active markets became available at the end of the period even though such quoted prices were not available at the beginning of the period.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2016 and 2017. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (that is, inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

		Total gains (losses) for the period												Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2016
	March 31, 2016	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		September 30, 2016
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥879,946	¥(86,056	)(2)	¥—	¥136,497	¥—	¥(67,356)	¥(118,887)	¥48,105		¥(26,875)		¥765,374	¥(80,271	)(2)
Debt securities
Japanese national government and Japanese government agency bonds	—	(1,203)		—	—	—	—	—	11,315		—		10,112	(1,203)
Japanese prefectural and municipal bonds	2,467	84		—	—	—	(2,551)	—	—		—		—	—
Foreign governments and official institutions bonds	57,470	(5,793)		—	16,168	—	(16,302)	(50,611)	—		(6)		926	(132)
Corporate bonds	98,236	(5,524)		—	2,063	—	(1,058)	(55,571)	36,790	(6)	(26,869	)(6)	48,067	(5,098)
Residential mortgage-backed securities	23,540	(9,188)		—	38,086	—	—	(3,956)	—		—		48,482	(8,817)
Asset-backed securities	630,247	(61,503)		—	79,336	—	(47,445)	(7,914)	—		—		592,721	(61,717)
Other debt securities	35,944	(3,807)		—	—	—	—	—	—		—		32,137	(3,807)
Equity securities	32,042	878		—	844	—	—	(835)	—		—		32,929	503
Trading derivatives—net	31,254	6,608	(2)	(911)	544	(417)	—	(7,722)	1,535		(3,134)		27,757	14,318	(2)
Interest rate contracts—net	38,213	(496)		(597)	—	—	—	(4,428)	1,139		(817)		33,014	3,205
Foreign exchange contracts—net	1,235	417		105	477	(10)	—	(1,289)	396		(2,354)		(1,023)	1,231
Equity contracts—net	(7,915)	7,279		(384)	56	(56)	—	(2,125)	—		37		(3,108)	9,678
Commodity contracts—net	(345)	(250)		(18)	11	(351)	—	97	—		—		(856)	415
Credit derivatives—net	66	(342)		(17)	—	—	—	23	—		—		(270)	(211)
Investment securities:
Available-for-sale securities	375,274	(1,944	)(3)	(49,778)	138,693	—	(42)	(156,705)	39		(5,681)		299,856	151	(3)
Debt securities
Foreign governments and official institutions bonds	20,941	—		(2,674)	258	—	—	(255)	—		—		18,270	—
Corporate bonds	23,595	408		(513)	9,086	—	(42)	(4,964)	39	(6)	(5,681	)(6)	21,928	151
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	3,764	—		(400)	—	—	—	(43)	—		—		3,321	—
Asset-backed securities	158,281	(2,352)		(21,435)	120,722	—	—	(142,666)	—		—		112,550	—
Other debt securities	168,678	—		(24,756)	8,627	—	—	(8,777)	—		—		143,772	—
Other investment securities	24,689	2,487	(4)	—	2,077	—	(3,162)	(13)	—		—		26,078	(301	)(4)
Others	846	(175	)(4)	(140)	448	—	(25)	—	1,454		—		2,408	(328	)(4)

Total	¥1,312,009	¥(79,080)		¥(50,829)	¥278,259	¥(417)	¥(70,585)	¥(283,327)	¥51,133		¥(35,690)		¥1,121,473	¥(66,431)

Liabilities
Others	¥(9,821)	¥4,188	(4)	¥5,993	¥—	¥837	¥—	¥(8,530)	¥6,791		¥(15,678)		¥(36,582)	¥6,001	(4)

Total	¥(9,821)	¥4,188		¥5,993	¥—	¥837	¥—	¥(8,530)	¥6,791		¥(15,678)		¥(36,582)	¥6,001

		Total gains (losses) for the period												Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2017
	March 31, 2017	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		September 30, 2017
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥799,493	¥18,075	(2)	¥—	¥522,384	¥—	¥(128,188)	¥(240,479)	¥20,416		¥(10,571)		¥981,130	¥18,905	(2)
Debt securities
Japanese national government and Japanese government agency bonds	—	(4)		—	1,079	—	—	—	—		—		1,075	(4)
Foreign governments and official institutions bonds	1,836	341		—	37,112	—	(37,369)	(47)	—		(973)		900	69
Corporate bonds	25,521	(1,979)		—	3,170	—	(533)	(3,347)	20,317	(6)	(9,598	)(6)	33,551	(1,957)
Residential mortgage-backed securities	47,914	2,344		—	—	—	—	(4,044)	—		—		46,214	2,306
Asset-backed securities	654,814	16,454		—	476,136	—	(88,454)	(232,251)	—		—		826,699	18,037
Other debt securities	35,552	78		—	—	—	—	—	—		—		35,630	79
Equity securities	33,856	841		—	4,887	—	(1,832)	(790)	99		—		37,061	375
Trading derivatives—net	37,245	7,470	(2)	133	568	(1,385)	—	(13,829)	1,817		(2,453)		29,566	10,436	(2)
Interest rate contracts—net	28,551	(303)		(93)	—	—	—	(6,231)	(3,399)		402		18,927	400
Foreign exchange contracts—net	14,858	(5,533)		115	235	(228)	—	189	5,216		(3,461)		11,391	(2,516)
Equity contracts—net	(6,312)	13,082		112	332	(794)	—	(7,887)	—		606		(861)	11,710
Commodity contracts—net	370	261		(1)	1	(363)	—	55	—		—		323	880
Credit derivatives—net	(222)	(37)		—	—	—	—	45	—		—		(214)	(38)
Investment securities:
Available-for-sale securities	337,526	2,053	(3)	(10,705)	139,993	—	(30)	(118,202)	93		(30,390)		320,338	(69	)(3)
Debt securities
Foreign governments and official institutions bonds	20,099	—		(184)	248	—	—	(54)	—		—		20,109	—
Corporate bonds	36,932	115		(17)	521	—	(30)	(446)	93	(6)	(30,390	)(6)	6,778	(69)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	2,971	—		(49)	—	—	—	(38)	—		—		2,884	—
Asset-backed securities	116,919	1,938		(4,971)	139,224	—	—	(115,699)	—		—		137,411	—
Other debt securities	160,590	—		(5,484)	—	—	—	(1,965)	—		—		153,141	—
Other investment securities	26,292	(648	)(4)	—	1,366	—	(1,194)	—	—		(252)		25,564	(1,280	)(4)
Others	3,850	(275	)(4)	(121)	3,277	—	(3)	—	—		—		6,728	(362	)(4)

Total	¥1,204,406	¥26,675		¥(10,693)	¥667,588	¥(1,385)	¥(129,415)	¥(372,510)	¥22,326		¥(43,666)		¥1,363,326	¥27,630

Liabilities
Others	¥28,432	¥(24,919	)(4)	¥(595)	¥—	¥4,243	¥—	¥(13,055)	¥1,888		¥(15,407)		¥31,615	¥(18,694	)(4)

Total	¥28,432	¥(24,919)		¥(595)	¥—	¥4,243	¥—	¥(13,055)	¥1,888		¥(15,407)		¥31,615	¥(18,694)

Notes:	(1)	Includes Trading securities measured under the fair value option.
	(2)	Included in Trading account profits—net and in Foreign exchange losses—net.
	(3)	Included in Investment securities gains—net.
	(4)	Included in Trading account profits—net.
	(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
	(6)	Transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity.

Quantitative Information about Level 3 Fair Value Measurements

The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2017	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥20,099	Return on equity method	Probability of default	0.1%~0.4%	0.3%
			Recovery rate	60.0%~70.0%	67.0%
			Market-required return on capital	8.0%~10.0%	9.0%
Corporate bonds	19,313	Discounted cash flow	Probability of default	4.4%~8.8%	5.6%
			Recovery rate	41.0%~81.2%	42.8%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	108,132	Discounted cash flow	Probability of default	1.2%~5.3%	4.3%
			Recovery rate	60.0%~76.0%	64.7%
	650,814	Internal model(4)	Asset correlations	7.0%~11.0%	11.0%
			Discount factor	1.2%~1.4%	1.2%
			Prepayment rate	9.5%~29.5%	29.3%
			Probability of default	0.0%~83.1%	— (3)
			Recovery rate	52.8%~80.9%	80.6%
Other debt securities	35,552	Discounted cash flow	Liquidity premium	0.5%~1.0%	0.6%
	160,479	Return on equity method	Probability of default	0.0%~25.0%	0.3%
			Recovery rate	40.0%~90.0%	71.1%
			Market-required return on capital	8.0%~10.0%	9.7%

At March 31, 2017	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	28,297	Option model	Probability of default	0.1%~13.2%
			Correlation between interest rates	36.0%~100.0%
			Correlation between interest rate and foreign exchange rate	20.4%~48.8%
			Recovery rate	41.0%~48.0%
			Volatility	21.6%~100.0%
Foreign exchange contracts—net	14,890	Option model	Probability of default	0.1%~8.7%
			Correlation between interest rates	40.3%~74.0%
			Correlation between interest rate and foreign exchange rate	46.4%~50.7%
			Correlation between underlying assets	85.0%
			Recovery rate	41.0%~48.0%
			Volatility	16.8%~20.6%
Equity contracts—net	(6,659)	Option model	Correlation between interest rate and equity	33.3%~39.0%
			Correlation between foreign exchange rate and equity	3.0%~69.2%
			Correlation between equities	25.5%~81.3%
			Volatility	29.8%~127.4%

At September 30, 2017	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥20,109	Return on equity method	Probability of default	0.1%~0.4%	0.3%
			Recovery rate	60.0%~70.0%	66.7%
			Market-required return on capital	8.0%~10.0%	9.5%
Corporate bonds	3,323	Discounted cash flow	Probability of default	8.1%	8.1%
			Recovery rate	41.0%~68.3%	45.9%
Residential mortgage- backed securities, Commercial mortgage- backed securities and Asset-backed securities	124,629	Discounted cash flow	Probability of default	1.2%~5.3%	4.4%
			Recovery rate	60.0%~76.0%	67.1%
	826,699	Internal model(4)	Asset correlations	11.0%	11.0%
			Discount factor	1.1%	1.1%
			Prepayment rate	40.5%	40.5%
			Probability of default	0.0%~87.9%	— (3)
			Recovery rate	71.5%	71.5%
Other debt securities	35,630	Discounted cash flow	Liquidity premium	0.5%~1.0%	0.6%
	153,030	Return on equity method	Probability of default	0.0%~25.0%	0.4%
			Recovery rate	40.0%~90.0%	71.6%
			Market-required return on capital	8.0%~10.0%	9.7%

At September 30, 2017	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	18,732	Option model	Probability of default	0.0%~12.6%
			Correlation between interest rates	35.7%~51.4%
			Correlation between interest rate and foreign exchange rate	20.9%~51.5%
			Recovery rate	41.0%~48.0%
			Volatility	18.9%~100.0%
			Probability of prepayment	100.0%
Foreign exchange contracts—net	11,424	Option model	Probability of default	0.0%~12.6%
			Correlation between interest rates	40.3%~74.0%
			Correlation between interest rate and foreign exchange rate	46.4%~50.7%
			Correlation between underlying assets	85.0%
			Recovery rate	41.0%~48.0%
			Volatility	12.3%~17.8%
Equity contracts—net	(5,598)	Option model	Correlation between interest rate and equity	13.7%~39.0%
			Correlation between foreign exchange rate and equity	3.0%~68.5%
			Correlation between equities	21.8%~82.9%
	5,313	Discounted cash flow	Term of litigation	2.5 years

Notes:	(1)	The fair value as of March 31, 2017 and September 30, 2017 excludes the fair value of investments valued using vendor prices.
	(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
	(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.
	(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.

Sensitivity to and range of unobservable inputs

For a discussion of the impact on fair value of changes in unobservable inputs and the relationships between unobservable inputs as well as a description of attributes of the underlying instruments and external market factors that affect the range of inputs used in the valuation of the MUFG Group’s Level 3 financial instruments, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.

Valuation Process for Level 3 Fair Value Measurements

The MUFG Group establishes valuation policies and procedures for measuring fair value, for which the risk management departments ensure that the valuation techniques used are logical, appropriate and consistent with market information. The financial accounting offices ensure that the valuation techniques are consistent with the accounting policies. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017 for further information on the MUFG Group’s valuation process and a detailed discussion of the determination of fair value for individual financial instruments.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017 for further information on assets and liabilities measured at fair value on a nonrecurring basis.

The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2017 and September 30, 2017:

	March 31, 2017				September 30, 2017
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥2,224	¥2,224	¥—	¥—	¥1,397	¥1,397
Loans	4,941	9,020	219,963	233,924	4,746	12,179	258,715	275,640
Loans held for sale	—	—	6,480	6,480	—	—	25,339	25,339
Collateral dependent loans	4,941	9,020	213,483	227,444	4,746	12,179	233,376	250,301
Premises and equipment	—	—	3,507	3,507	—	—	7,960	7,960
Intangible assets	—	—	1,652	1,652	—	—	8,458	8,458
Goodwill	—	—	4,869	4,869	—	—	—	—
Other assets	—	—	6,872	6,872	92,223	—	3,841	96,064
Investments in equity method investees(1)	—	—	—	—	92,223	—	—	92,223
Other	—	—	6,872	6,872	—	—	3,841	3,841

Total	¥4,941	¥9,020	¥239,087	¥253,048	¥96,969	¥12,179	¥280,371	¥389,519

Note:	(1)	Excludes certain investments valued at net asset value of ¥15,884 million and ¥10,340 million at March 31, 2017 and September 30, 2017, respectively. The unfunded commitments related to these investments are ¥5,359 million and ¥1,167 million at March 31, 2017 and September 30, 2017, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.

The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the six months ended September 30, 2016 and 2017:

	Losses for the six months ended September 30,
	2016	2017
	(in millions)
Investment securities	¥388	¥284
Loans	32,889	25,781
Loans held for sale	343	249
Collateral dependent loans	32,546	25,532
Premises and equipment	4,706	6,227
Intangible assets	968	16,591
Other assets	2,271	28,395
Investments in equity method investees	1,820	27,985
Other	451	410

Total	¥41,222	¥77,278

Fair Value Option

For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.

The following table presents the gains or losses recorded for the six months ended September 30, 2016 and 2017 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2016			2017
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥153,101	¥(2,446,921)	¥(2,293,820)	¥90,632	¥460,947	¥551,579

Total	¥153,101	¥(2,446,921)	¥(2,293,820)	¥90,632	¥460,947	¥551,579

Financial liabilities:
Other short-term borrowings(1)	¥(7,129)	¥—	¥(7,129)	¥2,054	¥—	¥2,054
Long-term debt(1)	(100,379)	—	(100,379)	1,172	—	1,172

Total	¥(107,508)	¥—	¥(107,508)	¥3,226	¥—	¥3,226

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2017 and September 30, 2017 for long-term debt instruments for which the fair value option has been elected:

	March 31, 2017			September 30, 2017
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥404,510	¥377,423	¥(27,087)	¥369,452	¥348,196	¥(21,256)

Total	¥404,510	¥377,423	¥(27,087)	¥369,452	¥348,196	¥(21,256)

Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of March 31, 2017 and September 30, 2017:

	At March 31, 2017
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥25,683	¥25,683	¥25,683	¥—	¥—
Interest-earning deposits in other banks	38,327	38,327	—	38,327	—
Call loans and funds sold	704	704	—	704	—
Receivables under resale agreements	8,188	8,188	—	8,188	—
Receivables under securities borrowing transactions	11,003	11,003	—	11,003	—
Investment securities(1)(2)	3,688	3,808	1,206	1,144	1,458
Loans, net of allowance for credit losses(3)	117,033	118,765	5	257	118,503
Other financial assets(4)	5,827	5,827	—	5,827	—
Financial liabilities:
Deposits
Non-interest-bearing	¥29,486	¥29,486	¥—	¥29,486	¥—
Interest-bearing	160,928	160,948	—	160,948	—
Total deposits	190,414	190,434	—	190,434	—
Call money and funds purchased	1,975	1,975	—	1,975	—
Payables under repurchase agreements	16,081	16,081	—	16,081	—
Payables under securities lending transactions	5,549	5,549	—	5,549	—
Due to trust account	3,335	3,335	—	3,335	—
Other short-term borrowings	7,857	7,857	—	7,857	—
Long-term debt	27,475	27,627	—	27,627	—
Other financial liabilities	6,094	6,094	—	6,094	—

	At September 30, 2017
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥30,987	¥30,987	¥30,987	¥—	¥—
Interest-earning deposits in other banks	39,128	39,128	—	39,128	—
Call loans and funds sold	757	757	—	757	—
Receivables under resale agreements	6,701	6,701	—	6,701	—
Receivables under securities borrowing transactions	9,839	9,839	—	9,839	—
Investment securities(1)(2)	3,330	3,449	1,201	1,106	1,142
Loans, net of allowance for credit losses(3)	117,319	118,767	5	261	118,501
Other financial assets(4)	7,372	7,372	—	7,372	—
Financial liabilities:
Deposits
Non-interest-bearing	¥28,367	¥28,367	¥—	¥28,367	¥—
Interest-bearing	163,430	163,440	—	163,440	—
Total deposits	191,797	191,807	—	191,807	—
Call money and funds purchased	2,529	2,529	—	2,529	—
Payables under repurchase agreements	17,119	17,119	—	17,119	—
Payables under securities lending transactions	4,790	4,790	—	4,790	—
Due to trust account	3,088	3,088	—	3,088	—
Other short-term borrowings	8,037	8,037	—	8,037	—
Long-term debt	29,866	30,028	—	30,028	—
Other financial liabilities	6,952	6,952	—	6,952	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Excludes cost-method investments of ¥429 billion and ¥430 billion at March 31, 2017 and September 30, 2017, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
	(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(4)	Excludes investments in equity method investees of ¥2,200 billion and ¥2,216 billion at March 31, 2017 and September 30, 2017, respectively.

For additional information regarding the financial instruments within the scope of this disclosure, and the methods and significant assumptions used by the MUFG Group to estimate their fair values of financial instruments that are not recorded at fair value in the accompanying condensed consolidated balance sheets, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2017.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2017 and September 30, 2017 was not material.